Operating Segments and Geographical Information - Schedule of Revenue by Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue by Region [Line Items]
Revenue by region	$ 20,054	$ 24,409	$ 42,421	$ 49,138
United States [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	3,901	6,686	9,196	13,954
Israel [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	472	171	956	432
France [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	6,618	7,280	12,003	12,375
United Kingdom [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	1,870	2,025	5,152	3,760
Rest of Europe [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	4,551	3,576	9,115	9,766
Asia [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	2,030	3,779	4,454	6,747
Rest of world [Member]
Schedule of Revenue by Region [Line Items]
Revenue by region	$ 612	$ 892	$ 1,545	$ 2,104